129 1044

FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL	
OMB Number:	3235-0076
Expires:	April 30,2008
Estimated average burden hours per response	16.00

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC MAIL PROCESSING SECTION RECEIVED NOV 2 9 2007 WASH, D.C. 156

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (☑ check if this is an amendment and name has changed, and indicate change.)

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☑ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☐ New Filing ☑ Amendment

07084938

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☑ check if this is an amendment and name has changed, and indicate change.)

AIFAM ASSOCIATES EQUITY, INC./INTERNATIONAL EQUITY PARTNERS,LP

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
6420 RICHMOND AVE. STE. 575, HOUSTON, TX. 77057	(713) 781-1210
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

Brief Description of Business

REAL ESTATE INVESTMENT TRUST AND REAL ESTATE BROKERAGE

Type of Business Organization

☑ corporation ☑ limited partnership, already formed ☐ other (please specify):

☐ business trust ☐ limited partnership, to be formed

PROCESSED NOV 3 0 2007 THOMSON FINANCIAL

Actual or Estimated Date of Incorporation or Organization: Month 01 Year 00 ☑ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) TX

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predictated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☑ Promoter ☑ Beneficial Owner ☑ Executive Officer ☑ Director ☑ General and/or Managing Partner

Full Name (Last name first, if individual)
GANDY,ROBERT

Business or Residence Address (Number and Street, City, State, Zip Code)
6420 RICHMOND AVE. STE. 575, HOUSTON, TX. 77057

Check Box(es) that Apply: ☐ Promoter ☑ Beneficial Owner ☑ Executive Officer ☑ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
BARRETT, ROBERT

Business or Residence Address (Number and Street, City, State, Zip Code)
6420 RICHMOND AVE. STE. 575, HOUSTON, TX. 77057

Check Box(es) that Apply: ☐ Promoter ☑ Beneficial Owner ☑ Executive Officer ☑ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
HOLMES, CAROLYN

Business or Residence Address (Number and Street, City, State, Zip Code)
6420 RICHMOND AVE. STE. 575, HOUSTON, TX. 77057

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☒	☐

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 10,000.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☑ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if the answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$ 60,000,000.00	$ 60,000,000.00
☑ Common ☐ Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$ 100,000,000.0(	$ 100,000.00
Other (Specify ____________)	$	$
Total	$ 160,000,000.0(	$ 60,100,000.00

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	9	$ 60,100,000.00
Non-accredited Investors		$
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C — Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$ 0.00

4 a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the insurer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☐	$ 5,000.00
Legal Fees	☐	$ 15,000.00
Accounting Fees	☐	$ 2,000.00
Engineering Fees	☐	$
Sales Commissions (specify finders' fees separately)	☐	$
Other Expenses (identify) ____________	☐	$
Total	☐	$ 22,000.00

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C — Question 1 and total expenses furnished in response to Part C — Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 159,978,000.00

5. Indicate below the amount of the adjusted gross proceed to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C — Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments to Others
Salaries and fees	☐ $ 31,200,000	☐ $
Purchase of real estate	☐ $	☑ $ 125,258,000.00
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☑ $ 20,000.00
Construction or leasing of plant buildings and facilities	☐ $	☐ $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☐ $
Repayment of indebtedness	☐ $	☐ $
Working capital	☐ $	☑ $ 3,500,000.00
Other (specify):	☐ $	☐ $
	☐ $	☐ $
Column Totals	☐ $ 31,200,000.0	☑ $ 128,778,000.00
Total Payments Listed (column totals added)	☑ $ 159,978,000.00	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
AIFAM ASSOCIATES EQUITY, INC./INTERNATION	[signature]	11/01/07
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
ROBERT GANDY	CEO/GEN. PARTNER	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? .... Yes ☐ No ☒

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
AIFAM ASSOCIATES EQUITY, INC./INTERNATION/	[signature]	11/01/07
Name (Print or Type)	**Title (Print or Type)**	
ROBERT GANDY	CEO/GEN. PARTNER	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Corporations Section
P.O.Box 13697
Austin, Texas 78711-3697

Geoffrey S. Connor
Secretary of State

Office of the Secretary of State

SEC MAIL PROCESSING
RECEIVED
NOV 29 2007
WASH, D.C.
156
SECTION

CERTIFICATE OF INCORPORATION OF

AIFAM ASSOCIATES EQUITY, Inc.
Filing Number: 800346189

The undersigned, as Secretary of State of Texas, hereby certifies that Articles of Incorporation for the above named corporation have been received in this office and have been found to conform to law.

Accordingly, the undersigned, as Secretary of State, and by virtue of the authority vested in the Secretary by law, hereby issues this Certificate of Incorporation.

Issuance of this Certificate of Incorporation does not authorize the use of a name in this state in violation of the rights of another under the federal Trademark Act of 1946, the Texas trademark law, the Assumed Business or Professional Name Act, or the common law.

Dated: 05/24/2004

Effective: 05/24/2004

Geoffrey S. Connor
Secretary of State

Corporations Section
P.O.Box 13697
Austin, Texas 78711-3697

Phil Wilson
Secretary of State

Office of the Secretary of State

CERTIFICATE OF FILING
OF

INTERNATIONAL EQUITY PARTNERS,LP
File Number: 800885939

The undersigned, as Secretary of State of Texas, hereby certifies that a Certificate of Formation for the above named Domestic Limited Partnership (LP) has been received in this office and has been found to conform to the applicable provisions of law.

ACCORDINGLY, the undersigned, as Secretary of State, and by virtue of the authority vested in the secretary by law, hereby issues this certificate evidencing filing effective on the date shown below.

The issuance of this certificate does not authorize the use of a name in this state in violation of the rights of another under the federal Trademark Act of 1946, the Texas trademark law, the Assumed Business or Professional Name Act, or the common law.

Dated: 10/17/2007

Effective: 10/17/2007

Phil Wilson
Secretary of State

Form 207
(Revised 01/06)

Return in duplicate to:
Secretary of State
P.O. Box 13697
Austin, TX 78711-3697
512 463-5555
FAX: 512 463-5709

Filing Fee: $750

Certificate of Formation
Limited Partnership

This space reserved for office use.

FILED
In the Office of the
Secretary of State of Texas
OCT 17 2007
Corporations Section

Article 1 – Entity Name and Type

The filing entity being formed is a limited partnership. The name of the entity is:

INTERNATIONAL EQUITY PARTNERS,LP

The name must contain the words "limited," "limited partnership," or an abbreviation of that word or phrase. The name of a limited partnership that is also a limited liability partnership must also contain the phrase "limited liability partnership" or "limited liability limited partnership" or an abbreviation of one of those phrases.

Article 2 – Registered Agent and Registered Office

(Select and complete either A or B and complete C)

☒ A. The initial registered agent is an organization (cannot be entity named above) by the name of:

AIFAM ASSOCIATES EQUITY, INC.

OR

☐ B. The initial registered agent is an individual resident of the state whose name is set forth below:

First Name	*M.I.*	*Last Name*	*Suffix*

C. The business address of the registered agent and the registered office address is:

Street Address	*City*	*State*	*Zip Code*
6420 RICHMOND AVE. STE. 575	HOUSTON	TX	77057

Article 3—Governing Authority

(Select and complete either A or B and provide the name and address of each governing person.)

The name and address of each general partner are set forth below:

NAME OF GOVERNING PERSON (Enter the name of either an individual or an organization, but not both.)

IF INDIVIDUAL

First Name	*M.I.*	*Last Name*	*Suffix*

OR

IF ORGANIZATION

AIFAM ASSOCIATES EQUITY, INC.
Organization Name

ADDRESS OF GOVERNING PERSON

Street or Mailing Address	*City*	*State*	*Country*	*Zip Code*
6420 RICHMOND AVE. STE. 575	HOUSTON	TX	USA	77057

NAME OF GOVERNING PERSON (Enter the name of either an individual or an organization, but not both.)

IF INDIVIDUAL

ROBERT		GANDY	
First Name	*M.I.*	*Last Name*	*Suffix*

OR

IF ORGANIZATION

Organization Name

ADDRESS OF GOVERNING PERSON

6420 RICHMOND AVE. STE. 575	HOUSTON	TX	USA	77057
Street or Mailing Address	*City*	*State*	*Country*	*Zip Code*

NAME OF GOVERNING PERSON (Enter the name of either an individual or an organization, but not both.)

IF INDIVIDUAL

First Name	*M.I.*	*Last Name*	*Suffix*

OR

IF ORGANIZATION

Organization Name

ADDRESS OF GOVERNING PERSON

Street or Mailing Address	*City*	*State*	*Country*	*Zip Code*

Article 4—Principal Office

The address of the principal office of the limited partnership in the United States where records are to be kept or made available under section 153.551 of the Texas Business Organizations Code is:

6420 RICHMOND AVE. STE. 575	HOUSTON	TX	USA	77057
Street or Mailing Address	*City*	*State*	*Country*	*Zip Code*

Supplemental Provisions/Information

Text Area: [The attached addendum, if any, is incorporated herein by reference.]

Effectiveness of Filing (Select either A, B, or C.)

A. ☒ This document becomes effective when the document is filed by the secretary of state.

B. [ ] This document becomes effective at a later date, which is not more than ninety (90) days from the date of signing. The delayed effective date is: ______________________________

C. [ ] This document takes effect upon the occurrence of the future event or fact, other than the passage of time. The 90th day after the date of signing is: ______________________________

The following event or fact will cause the document to take effect in the manner described below:

____

____

Execution

The undersigned signs this document subject to the penalties imposed by law for the submission of a materially false or fraudulent instrument.

Date: 10/17/07

Signature for each general partner:

____

____

____

OFFICE OF BEVERLY B. KAUFMAN, COUNTY CLERK, HARRIS COUNTY, TEXAS
P.O. BOX 1525 - HOUSTON, TEXAS 77251-1525

FBC 2001009237 3 pg

ASSUMED NAME RECORDS
CERTIFICATE OF OWNERSHIP FOR
UNINCORPORATED BUSINESS OR PROFESSION

NOTICE
A "CERTIFICATE OF OWNERSHIP" IS VALID ONLY FOR A PERIOD NOT TO EXCEED 10 YEARS FROM THE DATE FILED IN THE COUNTY CLERKS OFFICE
(Chapter 36 of the Texas Business and Commerce Code)

[A beginning character other than a letter or a number, or the last portion of a name that exceeds 57 characters, will not be reflected in the indices. Please print legibly.]

NAME IN WHICH BUSINESS IS OR WILL BE CONDUCTED: AIFAM ASSOCIATES EQUITY

BUSINESS ADDRESS 7318 Frostview

CITY Missouri City STATE Texas ZIP 77489

PERIOD (not to exceed 10 years) DURING WHICH ASSUMED NAME WILL BE USED: 10 years

BUSINESS IS TO BE CONDUCTED AS (*Check One*): ☐ Proprietorship ☐ Sole Practitioner ☐ Other
☐ General Partnership ☐ Joint Venture ☐ Joint Stock Company ☒ Real Estate Investment Trust

I/We, the undersigned, am/are the owner(s) of the above business and my/our name(s) and address(es) given is/are true and correct, and there is/are no ownership(s) in said business other than those listed below.

NAMES OF OWNERS

NAME Rickey Dale Roberts SIGNATURE Rickey D. Roberts
(print or type)
Residence Address 7318 Frostview
City: Missouri City State: Texas Zip: 77489

NAME Robert Gandy SIGNATURE Rob Gandy
(print or type)
Residence Address 7318 Frostview
City: Missouri City State: Texas Zip: 77489

NAME ______ SIGNATURE ______
(print or type)
Residence Address ______
City: ______ State: ______ Zip: ______

If this instrument is executed by an attorney-in-fact, the attorney-in-fact hereby states that s/he/they has/have been duly authorized in writing by his/her principal to execute and acknowledge the same.

THE STATE OF TEXAS §
COUNTY OF ~~HARRIS~~ Brazoria §

BEFORE ME, THE UNDERSIGNED AUTHORITY, on this day personally appeared Rickey D Roberts and Robert Gandy

known to me to be the person(s) whose name(s) is/are subscribed to the foregoing instrument and acknowledged to me that s/he/they is/are the owner(s) of the above named business and that s/he/they signed the same for the purpose and consideration therein expressed.

GIVEN UNDER MY HAND AND SEAL OF OFFICE, on January 22, 2000

NOTARY PUBLIC STATE OF TEXAS
DONNA F. MCCANN
My Commission Expires 08-12-2002
(Rev. 11/9/98)

Donna F. McCann
Deputy County Clerk / Notary Public in and for the State of Texas

STATE OF TEXAS
COUNTY OF FORT BEND
The above and foregoing is a true and correct copy as the same appears on file and recorded in the appropriate records of Fort Bend County, Texas.
I hereby certify on 2-9-00

Dianne Wilson
County Clerk

END